THE ADVISORS' INNER CIRCLE FUND

                          CAMBIAR AGGRESSIVE VALUE FUND
                          (THE "AGGRESSIVE VALUE FUND")
                             CAMBIAR SMALL CAP FUND
                             (THE "SMALL CAP FUND")

                        SUPPLEMENT DATED DECEMBER 7, 2009
                                     TO THE
            INVESTOR CLASS SHARES PROSPECTUS DATED SEPTEMBER 1, 2009
                               (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THE AGGRESSIVE VALUE FUND AND THE SMALL CAP FUND ARE DECREASING THEIR MINIMUM INITIAL INVESTMENT. AS A RESULT, THE FOLLOWING REPLACES THE PARAGRAPH UNDER THE HEADING TITLED "MINIMUM INVESTMENTS" ON PAGE 25 OF THE PROSPECTUS:

         You can open an account with the Cambiar Opportunity Fund, the Cambiar International Equity Fund, the Cambiar Small Cap Fund or the Cambiar Aggressive Value Fund with a minimum initial investment of $2,500 ($500 for individual retirement accounts ("IRAs") and $250 for Spousal IRAs). You can buy additional Investor Class Shares of each Fund for as little as $100. Each Fund reserves the right to waive the minimum initial investment amounts in its sole discretion.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 CMB-SK-012-0100